OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES
OTHER RECEIVABLES

5.OTHER RECEIVABLES

Borrower	Interest rate	Amount
Shanghai Changda	0%	$6,858
Anhui Xin Jieying	0%	$1,990
Total		$8,848

Other receivables comprised two interest-free borrowings to the former subsidiaries Shanghai Changda and Anhui Xin Jieying, which were disposed of in the disposal of subsidiaries during 2022, with a total balance of $8,848 as of the end of 2022. The Company expects that the Buyer is willing and able to repay the receivables within 1 year. The Company did not recognize any valuation allowance for the receivables.